Prepayments, Deposits and Other Current Assets - Schedule of Prepaid Marketing Fee (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Prepaid Marketing Fee [Abstract]
Beginning balance	$ 1,466,767	$ 4,532,188
Marketing fees paid	2,361,224	2,936,324
Amortization of marketing fees	(2,468,553)	(5,984,507)
Foreign exchange difference	72,091	(17,238)
Ending balance	$ 1,431,529	$ 1,466,767